Note 4 - Investment in Marketable Securities	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
7.	Investment in Marketable Securities:

The Company determines the appropriate classification of securities at the time of purchase and reassesses the appropriateness of such classification at each reporting date. All marketable securities held by the Company have been classified as available-for-sale and, as a result, are stated at fair value, based on a pricing model that incorporates coupon type, prepayment speeds and the type of collateral backing the securities. Unrealized gains and losses on available-for-sale securities are recorded as a separate component of stockholders’ equity. Any realized gains and losses on the sale of securities, as determined on a first-in, first-out basis, will be included in the Consolidated Statements of Operations.

The Company reviews its investments on a regular basis to evaluate whether or not each security has experienced an other-than-temporary decline in fair value. If it is believed that an other-than-temporary decline exists, the Company will write down the investment to market value and record the related write-down in the Consolidated Statements of Operations.

The historical cost and estimated fair value of investments in marketable securities available for sale as of September 30, 2014 and December 31, 2013 are as follows:

	September 30, 2014	December 31, 2013
Amortized cost	$6,137,249	$3,446,037
Gross Unrealized Losses	(65,743)	(65,173)
Fair Value*	$6,071,506	$3,380,864

*The Company received $447,731 in principal repayments during the nine months ended September 30, 2014

The Company’s investment is in conforming agency fixed rate mortgage pass through securities (“mortgage-backed securities)”, each of which contained either AA or AAA ratings, the principal of which is fully guaranteed by agencies of the U.S. Government. At September 30, 2014 and December 31, 2013, marketable securities based on amortized cost, reflect a yield of approximately 2%, have contractual maturities of 15 or 30 years and an adjusted duration of less than four years. The fair value of mortgage-backed securities was estimated based on a Level 2 methodology, additional details of which are discussed further in Note 18 – Fair Value of Financial Instruments. None of the securities with an unrealized loss at September 30, 2014 is considered to be other-than-temporarily impaired; therefore the unrealized loss was reported in the Consolidated Statement of Comprehensive Income (Loss).

 4.    Investment in Marketable Securities

The Company determines the appropriate classification of securities at the time of purchase and reassesses the appropriateness of such classification at each reporting date. All marketable securities held by the Company have been classified as available-for-sale and, as a result, are stated at fair value, based on a pricing model that incorporates coupon type, prepayment speeds and the type of collateral backing the securities. Unrealized gains and losses on available-for-sale securities are recorded as a separate component of stockholders’ equity. Any realized gains and losses on the sale of securities, as determined on a first-in, first-out basis, will be included in the Consolidated Statements of Operations.

The Company reviews its investments on a regular basis to evaluate whether or not each security has experienced an other-than-temporary decline in fair value. If it is believed that an other-than-temporary decline exists, the Company will write down the investment to market value and record the related write-down in the Consolidated Statements of Operations.

The historical cost and estimated fair value of investments in marketable securities available for sale as of December 31, 2013 and 2012 are as follows:

Mortgage-backed securities	2013	2012
Amortized Cost	$3,446,037	$4,442,185
Gross Unrealized Gains (losses)	(65,173)	74,287
Fair Value*	$3,380,864	$4,516,472

  *The Company received $996,148 and $890,470 in principal repayments during the years ended December 31, 2013 and 2012, respectively

The Company’s investment is in conforming agency fixed rate mortgage pass through securities (“mortgage-backed securities)”, each of which contained either AA or AAA ratings, the principal of which is fully guaranteed by agencies of the U.S. Government. At December 31, 2013 and December 31, 2012, marketable securities based on amortized cost, reflect a yield of approximately 2%, have contractual maturities of 30 years and an adjusted duration of less than four years. The fair value of mortgage-backed securities was estimated based on a Level 2 methodology, additional details of which are discussed further in Note 14 – Fair Value of Financial Instruments. None of the securities with an unrealized loss at December 31, 2013 is considered to be other-than-temporarily impaired; therefore the unrealized loss was reported in the Consolidated Statement of Comprehensive Income (Loss).